UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:_____
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck       Fairfield, Ohio         November 9, 2010
     ------------------------       ---------------         ----------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.      File No.    Name
01       28-10753    The Cincinnati Insurance Company
02       28-10754    The Cincinnati Life Insurance Company
03       28-10755    The Cincinnati Casualty Company
04       28-10756    The Cincinnati Indemnity Company
05       28-12741    The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0
                                                -------

Form 13F Information Table Entry Total:              59
                                                -------

Form 13F Information Table Value Total          726,213
                                                -------
                                              (thousands)

List of Other Included Managers:      None

                                 Column 2        Column 3    Column 4           Column 5     Column 6  Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment Oth Mgrs  Sole    Shared None
                                                                          /Principal  /PRN    Dis
3M CO                            COMMON           88579Y101    16,388      189,000     SH    SOLE               189,000     -     -
ABBOTT LABORATORIES              COMMON           002824100    11,378      217,800     SH    SOLE               217,800     -     -
AGL RESOURCES INC                COMMON           001204106    24,397      635,997     SH    SOLE               635,997     -     -
AMERIGAS PARTNERS-LP             COMMON           030975106       354        7,900     SH    SOLE                 7,900     -     -
AT&T INC                         COMMON           00206R102    15,501      542,000     SH    SOLE               542,000     -     -
AUTOMATIC DATA PROCESSING        COMMON           053015103     4,203      100,000     SH    SOLE               100,000     -     -
BAXTER INTERNATIONAL INC         COMMON           071813109    11,212      235,000     SH    SOLE               235,000     -     -
BLACKROCK INC                    COMMON           09247X101     5,959       35,000     SH    SOLE                35,000     -     -
BOARDWALK PIPELINE PARTNERS      COMMON           096627104       516       15,800     SH    SOLE                15,800     -     -
BUCKEYE PARTNERS LP              COMMON           118230101       768       12,100     SH    SOLE                12,100     -     -
CHEVRON CORP                     COMMON           166764100    26,909      332,000     SH    SOLE               332,000     -     -
CLOROX COMPANY                   COMMON           189054109    20,066      300,573     SH    SOLE               300,573     -     -
CONOCOPHILLIPS                   COMMON           20825C104     5,743      100,000     SH    SOLE               100,000     -     -
COPANO ENERGY LLC-UNITS          COMMON           217202100       419       15,300     SH    SOLE                15,300     -     -
DOVER CORP                       COMMON           260003108    44,055      843,800     SH    SOLE               843,800     -     -
DUKE ENERGY CORP                 COMMON           26441C105    22,244    1,256,000     SH    SOLE             1,256,000     -     -
EMERSON ELECTRIC CO              COMMON           291011104    14,315      271,845     SH    SOLE               271,845     -     -
ENBRIDGE ENERGY PARTNERS LP      COMMON           29250R106     1,007       18,000     SH    SOLE                18,000     -     -
ENERGY TRANSFER EQUITY LP        COMMON           29273V100     1,036       27,900     SH    SOLE                27,900     -     -
ENERGY TRANSFER PARTNERS LP      COMMON           29273R109     1,477       30,600     SH    SOLE                30,600     -     -
ENTERPRISE GP HOLDINGS           COMMON           293716106       440        7,500     SH    SOLE                 7,500     -     -
ENTERPRISE PRODUCTS PARTNERS     COMMON           293792107     4,146      104,500     SH    SOLE               104,500     -     -
FRONTIER COMMUNICATIONS CORP     COMMON           35906A108     1,339      163,875     SH    SOLE               163,875     -     -
GENUINE PARTS CO                 COMMON           372460105    36,698      823,000     SH    SOLE               823,000     -     -
HONEYWELL INTERNATIONAL INC      COMMON           438516106    41,633      947,500     SH    SOLE               947,500     -     -
INERGY LP                        COMMON           456615103       591       14,900     SH    SOLE                14,900     -     -
INTEL CORP                       COMMON           458140100     9,229      480,700     SH    SOLE               480,700     -     -
INTL BUSINESS MACHINES CORP      COMMON           459200101    22,804      170,000     SH    SOLE               170,000     -     -
JOHNSON & JOHNSON                COMMON           478160104    26,333      425,000     SH    SOLE               425,000     -     -
KINDER MORGAN ENERGY PRTNRS      COMMON           494550106     3,165       46,200     SH    SOLE                46,200     -     -
LINEAR TECHNOLOGY CORP           COMMON           535678106    24,406      794,200     SH    SOLE               794,200     -     -
LINN ENERGY LLC-UNITS            COMMON           536020100     1,007       31,500     SH    SOLE                31,500     -     -
MAGELLAN MIDSTREAM PARTNERS      COMMON           559080106     1,333       25,900     SH    SOLE                25,900     -     -
MARKWEST ENERGY PARTNERS LP      COMMON           570759100       517       14,400     SH    SOLE                14,400     -     -
MCDONALD'S CORP                  COMMON           580135101    33,354      447,638     SH    SOLE               447,638     -     -
MEDTRONIC INC                    COMMON           585055106    23,162      689,750     SH    SOLE               689,750     -     -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AK2     1,898    1,900,000     PRN   SOLE                     -     -     -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AM8     2,347    2,350,000     PRN   SOLE                     -     -     -
MERIDIAN BIOSCIENCE INC          COMMON           589584101    17,059      780,000     SH    SOLE               780,000     -     -
MICROCHIP TECHNOLOGY INC         COMMON           595017104    19,185      610,000     SH    SOLE               610,000     -     -
MICROSOFT CORP                   COMMON           594918104    21,674      885,000     SH    SOLE               885,000     -     -
NUSTAR ENERGY LP                 COMMON           67058H102       735       11,900     SH    SOLE                11,900     -     -
ONEOK PARTNERS LP                COMMON           68268N103     1,079       14,400     SH    SOLE                14,400     -     -
PAYCHEX INC                      COMMON           704326107    21,992      800,000     SH    SOLE               800,000     -     -
PEPSICO INC                      COMMON           713448108    50,461      759,500     SH    SOLE               759,500     -     -
PFIZER INC                       COMMON           717081103     6,765      394,000     SH    SOLE               394,000     -     -
PLAINS ALL AMER PIPELINE LP      COMMON           726503105     1,711       27,200     SH    SOLE                27,200     -     -
PRAXAIR INC                      COMMON           74005P104    10,199      113,000     SH    SOLE               113,000     -     -
PROCTER & GAMBLE CO/THE          COMMON           742718109     2,993       49,900     SH    SOLE                49,900     -     -
REGENCY ENERGY PARTNERS LP       COMMON           75885Y107       401       16,400     SH    SOLE                16,400     -     -
RPM INTERNATIONAL INC            COMMON           749685103    16,429      824,725     SH    SOLE               824,725     -     -
SPECTRA ENERGY CORP              COMMON           847560109     4,418      195,900     SH    SOLE               195,900     -     -
SUBURBAN PROPANE PARTNERS LP     COMMON           864482104       452        8,300     SH    SOLE                 8,300     -     -
SUNOCO LOGISTICS PARTNERS LP     COMMON           86764L108       401        5,100     SH    SOLE                 5,100     -     -
SYSCO CORP                       COMMON           871829107    27,910      978,613     SH    SOLE               978,613     -     -
TC PIPELINES LP                  COMMON           87233Q108       330        7,100     SH    SOLE                 7,100     -     -
VERIZON COMMUNICATIONS INC       COMMON           92343V104    22,249      682,700     SH    SOLE               682,700     -     -
WAL-MART STORES INC              COMMON           931142103    37,007      691,464     SH    SOLE               691,464     -     -
WILLIAMS PARTNERS LP             COMMON           96950F104       420        9,900     SH    SOLE                 9,900     -     -
                                                              726,213